Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the assets	12 Months Ended
Dec. 31, 2021
Public Utility, Property, Plant and Equipment [Line Items]
Computer software and electronic equipment	33.00%
Leasehold improvements	Over the shorter of the lease term (including the option) or useful life
Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Office furniture and equipment	7.00%
Laboratory equipment	7.00%
Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Office furniture and equipment	15.00%
Laboratory equipment	15.00%